Long-Term Debt - Additional Information - Senior Unsecured Notes (Detail) - Senior Notes (8.5%) due January 15, 2020 - USD ($)		1 Months Ended	9 Months Ended
	Jan. 27, 2010	Nov. 30, 2015	Sep. 30, 2017
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding	8.50%	8.50%	8.50%
Debt instrument, principal amount	$ 450,000,000	$ 200,000,000
Percentage over par at which notes sold	99.181%	99.01%
Effective interest rate			8.67%
Capitalized cost included in other non-current asset			$ 13,300,000
Unamortized debt issuance expense			$ 4,300,000
Debt instrument, redemption price as percentage of principal amount			100.00%
Discount rate for redemption feature			50.00%